Significant events	6 Months Ended
Jun. 30, 2025
Significant Events [Abstract]
Significant events	Significant events
On December 31, 2024, CMB.TECH has sold the Suezmax Cap Lara (2007 - 158,826 dwt) for $33.2 million.
The vessel was accounted for as a non-current asset held for sale as at December 31, 2024, and had a carrying value of $14.4 million. The sale generated a gain of $18.8 million and was recognized upon delivery to the new owner on March 10, 2025.
On January 7, 2025, the Company took delivery of the Newcastlemax Mineral Portugal (2025 - 210,754
dwt).
On January 9, 2025, FRS Windcat Offshore Logistics Limited entered into a €22.9 million ($23.8 million)
senior secured amortizing term loan facility which replaces the €9.5 million Senior Secured Credit Facility and will also be used to finance the acquisition of the Hydrocat 55, FRS Windcat 61, FRS Windcat 62, FRS
Windcat 64 and FRS Windcat 65. The facility has been concluded with Rabobank and carries a fixed interest rate of 4.15% during the first 3 years and a floating interest rate of EURIBOR plus a margin, which is still to be determined, thereafter. The facility has a duration of 5 years.
On January 13, 2025, Windcat Workboats International BV, a subsidiary of CMB.TECH, has ordered a newbuild hydrogen powered (dual fuel) multifunctional port utility vessel (MPHUV) with Neptune
Construction for an amount of $6.1 million. Delivery is scheduled end 2025, beginning 2026.
On January 23, 2025, the Company took delivery of the Newcastlemax Mineral Osterreich (2025 - 210,761
dwt).
On January 27, 2025, VLCC Alsace (2012 – 299,999 dwt) has successfully been delivered to its new owner.
The vessel was accounted for as a non-current asset held for sale as at December 31, 2024, and had a carrying value of $69.4 million. The net gain on the vessel amounts to $27.5 million and was recognized upon delivery to her new owners on January 27, 2025.
On February 4, 2025, Ammonia Carrier AS, a subsidiary of CMB.TECH Enterprises, has successfully concluded a pre- and post-delivery multicurrency revolving facility on a 1,400 TEU newbuild container vessel for a total commitment of $26.3 million. The facility has a tenor of 7 years as from delivery.
On March 4, 2025, the Company announced that it entered into a share purchase agreement with Hemen
Holding Limited ("Hemen") for the acquisition of 81,363,730 shares in Golden Ocean, see Note 5.
On March 4, 2025, we entered into a $1.4 billion bridge facilities agreement with KBC Bank NV, Crédit
Agricole CIB and Société Générale in view of the acquisition of shares in Golden Ocean. The bridge facilities agreement has an initial term of 9 months with the possibility to extend its term twice with an additional 6 months.
On March 12, 2025, CMB.TECH NV, through its subsidiary, purchased from Hemen the 81,363,730 shares in Golden Ocean.
On March 24, 2025, CMB.TECH NV announced that it has signed an agreement with Mitsui O.S.K. Lines,
Ltd. (“MOL”) and MOL CHEMICAL TANKERS PTE. LTD. (“MOLCT”) for nine ammonia-powered vessels. These vessels will be among the world's first ammonia-powered Newcastlemax bulk carriers and chemical tankers. The delivery of these ships is expected between 2026 and 2029. This agreement between MOL/
MOLCT, and CMB.TECH involves nine ammonia-powered ships. Three ammonia-fitted 210,000 dwt
Newcastlemax bulk carriers currently on order at Qingdao Beihai Shipyard will be jointly owned by
CMB.TECH and MOL and chartered to MOL for a period of 12 years each. Six chemical tankers - two ammonia-fitted and four ammonia-ready - have been ordered at China Merchants Jinling Shipyard
(Yangzhou) by CMB.TECH and chartered to MOLCT for 10 and 7 years each respectively. The
Newcastlemaxes will be delivered in 2026 and 2027, whilst the chemical tankers’ delivery is expected in
2028 and 2029.
On March 26, 2025, the Company took delivery of CTV Hydrocat 60.
On March 27, 2025, CMB.TECH NV filed a Schedule 13D/A to report that CMB.TECH NV indirectly acquired
7,347,277 additional shares in Golden Ocean in the open market following the Share Purchase. On March
27, 2025, CMB.TECH NV owned an aggregate of 88,711,007 shares in Golden Ocean, representing approximately 44.5% of Golden Ocean's outstanding voting shares.
On April 3, 2025, CMB.TECH NV filed a Schedule 13D/A to report that CMB.TECH NV indirectly acquired
9,689,197 additional shares in Golden Ocean in the open market following the Share Purchase. On April 3,
2025, CMB.TECH NV owned an aggregate of 98,400,204 shares in Golden Ocean, representing approximately 49.4% of Golden Ocean's outstanding voting shares.
On April 7, 2025, CMB.TECH has successfully concluded a pre- and post delivery term loan facility for the 5
VLCC’s that it currently has on order. The total commitment is $392.7 million with a tenor of 2 years (pre-
delivery) and 12 years (post-delivery).
On April 10, 2025, the Company took delivery of the Newcastlemax Mineral Suomi (2025 - 210,000 dwt).
On April 14, 2025, CMB.TECH announced that it signed an agreement with Fortescue to charter a new ammonia-powered vessel featuring a dual fuel engine. The 210,000-dwt vessel is part of CMB.TECH’s series of large dry bulk carriers currently on order at Qingdao Beihai Shipyard and is expected to be delivered to
Fortescue by the end of next year. It will play a vital role taking iron ore from the Pilbara to customers in
China and around the world.
On April 22, 2025, CMB.TECH and Golden Ocean announced that they signed a term sheet (the “Term
Sheet”) for a contemplated stock-for-stock merger, with CMB.TECH as the surviving entity, based on an exchange ratio of 0.95 shares of CMB.TECH for each share of Golden Ocean (the “Exchange Ratio”), subject to customary adjustments.
On April 23, 2025, the Company took delivery of the Newcastlemax Mineral Sverige (2025 - 210,000 dwt).
On April 30, 2025, CMB.TECH announced that it had sold three VLCCs, Iris (2012, 314,000 dwt), Hakone
(2010 - 302,624 dwt) and Hakata (2010 - 302,550 dwt) as part of its fleet rejuvenation. The sales generated a total capital gain of $96.7 million. Iris has been delivered to their new owners on May 7, 2025 and
Hakone on July 8, 2025 respectively. Hakata will be delivered in the beginning of September 2025.
On May 8, 2025, CMB.TECH signed a $2,000 million facilities agreement with a bank syndicate comprising a term loan facility of up to $1,250 million and a revolving credit facility of up to $750 million and acceded by
Golden Ocean on June 19, 2025. The facility was entered into with the purpose to refinance existing debt facilities due to the planned merger between Golden Ocean and CMB.TECH NV.
On May 23, 2025, the Company took delivery of the Newcastlemax Mineral Polska (2025 - 210,000 dwt).
On May 28, 2025, CMB.TECH and Golden Ocean announced that they signed an agreement and plan of merger (the "Merger Agreement") for a stock-for-stock merger, as contemplated by the term sheet previously announced on April 22, 2025.
On June 23, 2025, the Company took delivery of the Newcastlemax Mineral Cesko (2025 - 210,000 dwt).
As of the date of this report. the Company refinanced the facilities $180 million, $40 million, $150 million,
$360 million, $275 million, $80 million, $250 million and lease facilities $85 million and $260 million with the $2,000 million facility mentioned above. Further, in July and August 2025, the Company terminated interest rate swaps in Golden Ocean with the total notional amount of $400 million thereby receiving settlement of $18.9 million.